Risks and concentration - Schedules of Concentration of Risk, by Risk Factor (Detail) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk	42.00%	47.00%	25.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk	1.00%	33.00%	23.00%
Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk	0.00%	1.00%	18.00%
Customer D [Member]
Concentration Risk [Line Items]
Concentration Risk	1.00%	17.00%	0.00%
Customer E [Member]
Concentration Risk [Line Items]
Concentration Risk	56.00%	1.00%	0.00%